8. FAIR VALUE MEASUREMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended					12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Level 3 [Member]	Dec. 31, 2011 Level 3 [Member]	Dec. 31, 2010 Level 3 [Member]	Dec. 31, 2012 Level 3 [Member] July Offering [Member]	Dec. 31, 2012 Level 3 [Member] September Offering [Member]
Changes in the fair value of the Company's Level 3 inputs
Warrants	$ 8,079,000		$ 4,892,000		$ 4,892	$ 1,921	$ 5,718
Convertible notes							38,108
Retirement of convertible notes						(35,000)		3,380	1,658
Issuance of warrants						1,809
Exercises of warrants	2,064				(113)	(1,155)
Adjustments to fair value of warrant					(1,954)	(4,451)
Adjustments to fair value of convertible notes						$ (3,108)